Net Changes in the Total Valuation Allowance for Deferred Tax Assets (Detail) (Valuation Allowance of Deferred Tax Assets, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Valuation Allowance of Deferred Tax Assets
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	¥ (9,786)	¥ (6,235)	¥ (7,606)
Additions	(7,660)	(3,490)	(1,535)
Deductions	2,994	1,581	2,906
Impact on newly acquired companies	(40)	(1,642)
Valuation allowance at end of year	¥ (14,492)	¥ (9,786)	¥ (6,235)